STOCK OPTIONS	12 Months Ended
Oct. 31, 2023
Stock Options
STOCK OPTIONS

14.	STOCK OPTIONS

The following table summarizes the stock option movements for the years ended October 31, 2023, October 31, 2022, and October 31, 2021:

	Number	Exercise price (CAD$)
Balance - October 31, 2020	3,720,000	0.19
Granted to employees	3,085,000	0.20
Forfeitures by service providers	(65,000)	0.15
Forfeitures by employees	(965,000)	0.15
Forfeitures by employees	(10,000)	0.22
Balance - October 31, 2021	5,765,000	0.20
Granted to employees	605,000	0.15
Forfeitures by service provider	(500,000)	0.44
Forfeitures by employees	(960,000)	0.15
Balance - October 31, 2022	4,910,000	0.18
Granted to employees	3,650,000	0.15
Granted to employees	400,000	0.30
Granted to service providers	2,750,000	0.15
Expiration of options to employees	(430,000)	0.15
Expiration of options to employees	(75,000)	0.22
Balance - October 31, 2023	11,205,000	0.17

14.1	During the year ended October 31, 2023, 6,800,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2023, was approximately $450,325 (CAD$611,439), which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	3.89%
Expected life	4.0 years
Expected volatility	86%

The vesting terms of options granted during the year ended October 31, 2023, are set out in the table below:

Vesting terms Number Granted	Description
200,000	1/3 on each anniversary of grant date
200,000	50% on one year anniversary of grant date, 50% on second anniversary of grant date
400,000	Fully vested on grant date
6,000,000	Vest on one year anniversary of grant date
6,800,000

14.2	During the year ended October 31, 2022, 605,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2022, was approximately $23,260 (CAD$29,924) which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	2.2%
Expected life	4.0 years
Expected volatility	86%

14.3	During the year ended October 31, 2021, 3,085,000 options were granted to employees.

The fair value of the options granted during the year ended October 31, 2021, was approximately $272,918 (CAD$343,034), which was estimated at the grant dates based on the Black-Scholes option pricing model, using the following assumptions:

Expected dividend yield	Nil%
Risk-free interest rate	0.55%
Expected life	4.0 years
Expected volatility	98%

At October 31, 2023, the following Stock Options were issued and outstanding:

Exercise price (CAD$)	Options outstanding	Number exercisable	Remaining Contractual Life (years)	Expiry period
0.15	1,845,000	1,782,500	0.7	July 2024
0.15	200,000	200,000	1.1	November 2024
0.30	1,000,000	850,000	1.5	April 2025
0.16	1,150,000	1,150,000	1.6	May 2025
0.15	85,000	85,000	2.0	November 2025
0.15	300,000	150,000	2.5	April 2026
0.15	6,225,000	400,000	3.2	January 2027
0.30	400,000	-	3.9	September 2027
0.17	11,205,000	4,617,500	2.4